Statement of Changes in Net Assets Available for Benefits - EBP 011 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net increase in Plan's interest in Verizon Master Savings Trust	$ 696,724
Total investment income	696,724
Interest income on notes receivable from participants	8,800
Contributions:
Participant contributions	158,453
Employer contributions	59,087
Total contributions	217,540
Deductions:
Benefits paid to participants	506,739
Administrative expenses	5,499
Total deductions	512,238
Net increase	410,826
Net assets available for benefits
Beginning of year	5,764,114
End of year	$ 6,174,940